Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Future Minimum Lease Payments Required under Noncancelable Operating Leases

Future minimum lease payments required under noncancelable operating leases that have initial or remaining lease terms in excess of one year at December 31, 2014 are as follows:

(Millions of yen)
Year ending December 31:
2015	¥26,450
2016	18,937
2017	15,571
2018	8,753
2019	5,775
Thereafter	10,233

Total future minimum lease payments	¥85,719

Changes in Accrued Product Warranty Costs

Changes in accrued product warranty costs for the years ended December 31, 2014 and 2013 are summarized as follows:

	Years ended December 31
	2014	2013
	(Millions of yen)
Balance at beginning of year	¥10,890	¥12,163
Additions	15,699	13,467
Utilization	(12,039)	(12,922)
Other	(2,986)	(1,818)

Balance at end of year	¥11,564	¥10,890